Average Annual Total Returns		12 Months Ended	27 Months Ended	34 Months Ended	60 Months Ended	62 Months Ended	66 Months Ended	83 Months Ended	86 Months Ended	91 Months Ended	111 Months Ended	120 Months Ended	636 Months Ended
	Oct. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		42.69%			0.91%			5.81%
Performance Inception Date	Jan. 31, 2019
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.17%			0.07%			5.07%
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.88%			0.65%			4.56%
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | MSCI Emerging Markets Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%			4.20%			6.86%
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		12.22%			3.55%							5.77%
Performance Inception Date	Jun. 30, 1997
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		19.03%			5.00%							6.63%
Performance Inception Date	Aug. 31, 1992
UBS GLOBAL ALLOCATION FUND | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.10%			3.21%							5.32%
UBS GLOBAL ALLOCATION FUND | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.33%			3.29%							4.87%
UBS GLOBAL ALLOCATION FUND | MSCI All Country World Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%			11.19%							11.72%
UBS GLOBAL ALLOCATION FUND | FTSE World Government Bond Index (Hedged in USD)
Prospectus [Line Items]
Average Annual Return, Percent		3.79%			(0.76%)							1.80%
UBS GLOBAL ALLOCATION FUND | 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Prospectus [Line Items]
Average Annual Return, Percent		14.68%			6.42%							7.90%
UBS International Sustainable Aware Equity Fund (Class A, Class P) | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		21.79%			5.65%							6.91%
Performance Inception Date	Jun. 30, 1997
UBS International Sustainable Aware Equity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		29.10%			7.11%							7.79%
Performance Inception Date	Aug. 31, 1993
UBS International Sustainable Aware Equity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.77%			5.87%							7.02%
UBS International Sustainable Aware Equity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.90%			5.36%							6.22%
UBS International Sustainable Aware Equity Fund (Class A, Class P) | MSCI World ex-USA Index Net (USD)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%			9.46%							8.55%
UBS Multi Income Bond Fund (Class A, Class P) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.85%			(0.80%)						1.18%
Performance Inception Date	Sep. 29, 2016
UBS Multi Income Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]
Average Annual Return, Percent		7.07%			0.19%							2.29%
Performance Inception Date	Dec. 19, 1972
UBS Multi Income Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.05%			(1.22%)							1.01%
UBS Multi Income Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.14%			(0.47%)							1.19%
UBS Multi Income Bond Fund (Class A, Class P) | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)							2.01%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]
Average Annual Return, Percent		7.24%			(0.10%)				2.08%
Performance Inception Date	Oct. 24, 2018
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.76%			(0.97%)				1.07%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.26%			(0.45%)				1.18%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)				2.24%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Bloomberg U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent		6.32%			(0.99%)				1.71%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		7.36%			0.11%				2.30%
UBS US Dividend Ruler Fund (Class P) | Class P
Prospectus [Line Items]
Average Annual Return, Percent		16.63%			12.96%		14.71%
Performance Inception Date	Jul. 09, 2020
UBS US Dividend Ruler Fund (Class P) | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.60%			11.75%		13.53%
UBS US Dividend Ruler Fund (Class P) | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.26%			10.11%		11.63%
UBS US Dividend Ruler Fund (Class P) | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%		16.93%
UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent		15.63%			13.53%		15.11%
Performance Inception Date	Jul. 09, 2020
UBS US Quality Growth At Reasonable Price Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.98%			12.68%		14.30%
UBS US Quality Growth At Reasonable Price Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.36%			10.66%		12.05%
UBS US Quality Growth At Reasonable Price Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%		16.93%
UBS US Quality Growth At Reasonable Price Fund | Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent		18.70%			15.35%		17.79%
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | CLASS P2
Prospectus [Line Items]
Average Annual Return, Percent		43.81%			1.71%					4.56%
Performance Inception Date	Jun. 04, 2018
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | CLASS P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		43.31%			0.64%					3.71%
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | CLASS P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.54%			1.16%					3.48%
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | MSCI Emerging Markets Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%			4.20%					5.26%
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		30.19%			7.94%	11.39%
Performance Inception Date	Oct. 30, 2020
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.87%			6.53%	9.94%
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.54%			5.94%	8.79%
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent		31.85%			9.46%	13.16%
UBS US Dividend Ruler Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		17.09%		19.94%
Performance Inception Date	Mar. 15, 2023
UBS US Dividend Ruler Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.07%		18.17%
UBS US Dividend Ruler Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.53%		15.40%
UBS US Dividend Ruler Fund - Class P2 Prospectus | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		24.09%
UBS Multi Income Bond Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	7.50%
Performance Inception Date	Oct. 11, 2023
UBS Multi Income Bond Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.65%	5.56%
UBS Multi Income Bond Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	4.91%
UBS Multi Income Bond Fund - Class P2 Prospectus | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.85%
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			0.02%	0.08%
Performance Inception Date	Oct. 30, 2020
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.75%			(0.92%)	(1.00%)
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.30%			(0.39%)	(0.37%)
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)	(0.14%)
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Bloomberg U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent	(0.94%)	6.32%			(0.99%)
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		7.36%			0.11%	0.16%

[1]	Average annual total returns for the Bloomberg US Aggregate Bond Index for the life of Class A were 1.53%.